Employee benefits - Summary of Net Severance Indemnity Cost for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions, $ in Millions
12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of net defined benefit liability (asset) [line items]
Service cost	$ 6.4	₨ 482.1	₨ 546.7	₨ 527.2
Net interest cost		0.4	5.6	10.5
Net periodic pension cost	$ 6.4	₨ 482.5	₨ 552.3	₨ 537.7